William J. Evers

Vice President & Counsel

Tel: 212-314-5027

Fax: 212-314-3953

March 1, 2012

VIA EDGAR

Alison White, Esquire

United States Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

Mail Stop 8629

Washington, DC 20549-8629

RE:	Variable Account L of MONY America
Post-Effective Amendment No. 12 to Registration Statement on Form N-6
File Nos.: 333-134304 and 811-04234

Dear Ms. White:

MONY Life Insurance Company of America (“MONY America” or the “Company) today has transmitted via EDGAR for filing, pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”), Post-Effective Amendment No. 12 and Amendment No. 45 (the “Amendment”) to MONY America’s Form N-6 Registration Statement under the 1933 Act and the Investment Company Act of 1940, respectively (File Nos.: 333-134304 and 811-04234). The Registrant is MONY America Variable Account L.

The Amendment relates to a new version of the Long-Term Care ServicesSM Rider. The new Long-Term Care ServicesSM Rider is an optional benefit that will be available to new Incentive Life Legacy® II policy owners on or about May 14, 2012 in states where it is approved. The Long-Term Care ServicesSM Rider that is currently described in the Incentive Life Legacy® II prospectus will continue to be made available in states where the new rider is pending approval.

The Long-Term Care ServicesSM Rider

The Long-Term Care ServicesSM Rider is an optional rider that provides for the acceleration of the policy’s death benefit in the form of monthly payments if the insured person becomes chronically ill and is receiving qualifying long-term care services in accordance with a plan of care. At the time of policy issue, the policy owner can select the rider with or without the optional Nonforfeiture Benefit. The optional Nonforfeiture Benefit provides for the insured to continue receiving monthly long-term care payments when the policy would have otherwise terminated for other reasons.

There is an additional charge for the Long-Term Care ServicesSM Rider. The charge varies based on the individual characteristics of the insured, the benefit percentage selected and whether you select the rider with the Nonforfeiture Benefit. The monthly charge for the rider is higher if you select the Nonforfeiture Benefit.

The Long-Term Care ServicesSM Rider offered by AXA Equitable Life Insurance Company (“AXA Equitable”) in other variable universal life policies

Concurrent with this Post-Effective Amendment filing, we will make similar amendments to two additional registration statements to add the Long-Term Care ServicesSM Rider two other variable universal life products registered on Form N-6 (File Nos. 333-103199 and 811-04335 of AXA Equitable and File Nos. 333-134307 and 811-04335 of AXA Equitable). In all respects, the Long-Term Care ServicesSM Rider will work exactly the same in those policies and the disclosure will be nearly identical.

* * * * *

As noted above, we anticipate making the new Long-Term Care ServicesSM Rider available to new policy owners of the above-referenced variable life insurance products on about May 14, 2012. The prospectus supplement included in this Post-Effective Amendment will be used in conjunction with the prospectus that describes the entire policy. To that end, we would appreciate your comments on the Amendment by Monday, April 2, 2012, or as soon as practicable thereafter. We will then file another Post-Effective Amendment that will address any Staff comments on the supplement. That same Post-Effective Amendment will include all of the following:

(1)	the updated variable universal life policy prospectus;
(2)	financial statements of MONY America and MONY America Variable Account L;
(3)	updated portfolio information (including lowest and highest portfolio expense ratios);
(4)	updated tax information; and
(5)	any additional exhibits (including contract forms) that might be necessary.

Please contact the undersigned at 212-314-5027 or Christopher E. Palmer at 202-346-4253 of Goodwin Procter LLP, if you have any questions.

Very truly yours,

/s/ William J. Evers

William J. Evers

cc:	Christopher E. Palmer, Esq.
Goodwin Procter LLP